Document and Entity Information	Sep. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity File Number	001-34211
Entity Registrant Name	Grand Canyon Education, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3356009
Entity Address, Address Line One	2600 W. Camelback Road
Entity Address, State or Province	AZ
Entity Address, City or Town	Phoenix
Entity Address, Postal Zip Code	85017
City Area Code	602
Local Phone Number	247-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LOPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001434588
Amendment Flag	false